Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement Line Items [Line Items]
Tax expense (income)	$ 3,816	$ 2,171	$ 10,869	$ 8,337
Applicable tax rate			27.00%	27.00%